Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

July 23, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Deutsche Global High Income Fund, Inc. (the “Fund”) (File No. 811-06671) Preliminary Proxy Statement on Schedule 14A under the Securities Exchange Act of 1934

Ladies and Gentlemen:

We are filing today through the EDGAR system a preliminary proxy statement on Schedule 14A pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 for the above-referenced Fund (the “Proxy Statement”). The Proxy Statement is intended for use in the solicitation of stockholders of the Fund in connection with the joint annual stockholder meeting of the Fund to be held on September 30, 2015 (the “Meeting”).

At the Meeting, stockholders will be asked to consider a proposal to adopt Articles of Amendment to the Fund’s charter to limit the Fund’s term of existence until September 30, 2017, at which time the Fund will be liquidated. The Fund expects to begin mailing the definitive proxy statement to stockholders on or about August 17, 2015.

Please direct any comments or questions on this filing to the undersigned at (617) 295-2572.

Very truly yours,

/s/John Millette

John Millette

Director and Senior Counsel

Deutsche Investment Management Americas Inc.